Fees Summary	Dec. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 329,855,061.13
Previously Paid Amount	0.00
Total Fee Amount	50,500.81
Total Offset Amount	0.00
Net Fee	$ 50,500.81